Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income	12 Months Ended
Sep. 30, 2021
Receivables from contracts with customers [abstract]
Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income
5. Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income
5.1. Revenue

	September 30,
EUR million	2021	2020	2019
Revenue from the sale of merchandise	871.3	701.8	535.9
Revenue from the sale of services	0.6	1.4	1.2

Total	872.0	703.2	537.1

The business activities of Tennis, Bike & Outdoor as well as Teamsport & Athleisure are managed globally and have their main business activities within the DACH region, which includes activities in Germany (D), Austria (A) and Switzerland (CH), as well as France. In the presentation of geographical information (see note 15), segment revenues were determined based on the geographical location of the sales units.
The following table shows the geographical breakdown of external revenues:

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2021
Germany	59.7	188.5	66.7	315.0
Switzerland	7.6	72.8	8.3	88.7
Austria	11.1	22.0	2.2	35.4
France	18.6	104.7	6.5	129.8
Rest of the world	68.5	218.9	15.8	303.2

Total	165.4	607.0	99.5	872.0

The geographical information on segment revenues from the previous years is broken down as follows:

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2020
Germany	53.9	172.4	58.0	284.2
Switzerland	6.2	74.1	0.1	80.4
Austria	11.1	17.3	2.7	31.2
France	19.7	78.8	6.7	105.3
Rest of the world	34.6	154.8	12.8	202.2

Total	125.5	497.4	80.4	703.2

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2019
Germany	52.8	143.5	52.2	248.5
Switzerland	5.7	44.7	0.2	50.5
Austria	8.2	12.8	2.4	23.5
France	7.2	62.2	6.3	75.7
Rest of the world	22.1	107.0	9.8	138.9

Total	96.1	370.0	70.7	537.1

Refund liabilities
The following table provides information about the Group’s refund liabilities from contracts with customers:

	September 30,
EUR million	2021	2020	2019
Refund liabilities arising from right of return	10.7	10.1	5.9
5.2. Own work capitalized

	September 30,
EUR million	2021	2020	2019
Own work capitalized	3.8	3.3	3.4

Total	3.8	3.3	3.4

Own work capitalized mainly comprises the capitalized development costs for internally generated software.
5.3. Other operating income

	September 30,
EUR million	2021	2020	2019
Other	6.1	1.5	4.4

Total	6.1	1.5	4.4

Other operating income consists mainly of a reimbursement of EUR 1.5 million of SIGNA Financial Services AG and a change in fair value from an earn-out
liability of EUR 0.6 million
5.4. Personnel expenses

	September 30,
EUR million	2021	2020	2019
Wages and salaries	(79.2)	(61.0)	(49.4)
Social security contributions	(15.1)	(11.7)	(9.4)
Other personnel expenses	(3.8)	(2.7)	(1.1)

Total	(98.1)	(75.5)	(59.9)

The following table shows the annual average number of employees within SIGNA Sports United Group:

	September 30,
	2021	2020	2019
Employees	2,492	1,914	1,590

Total	2,492	1,914	1,590

5.5. Other operating expenses

	September 30,
EUR million	2021	2020	2019
Expenses for logistics and packaging	(90.7)	(69.9)	(50.9)
Marketing expenses	(71.2)	(49.6)	(47.1)
Expenses for warehousing, rents and similar expenses	(6.8)	(10.1)	(8.0)
Charges for payment services	(11.7)	(8.9)	(6.9)
Legal and consulting fees	(31.9)	(7.2)	(8.0)
IT expenses	(14.5)	(9.3)	(6.1)
Administrative expenses	(7.6)	(3.6)	(3.7)
Temporary workers and other personnel related expenses	(12.7)	(9.3)	(8.8)
ECL allowance	(2.1)	(4.0)	(0.9)
Other	(6.1)	(3.9)	(4.2)

Total	(255.2)	(175.7)	(144.6)

5.6. Finance income and cost

	September 30,
EUR million	2021	2020	2019
Finance income
Interest income	2.2	0.0	0.0
Other financial income	0.8	0.1	0.2

Total	3.0	0.2	0.2

Finance cost
Interest expense for financial liabilities carried at amortized cost	(8.3)	(8.3)	(6.8)
Other financial expenses	(1.1)	(0.1)	(0.3)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.3)	(0.3)

Total	(9.7)	(8.7)	(7.4)

Net finance costs	(6.7)	(8.5)	(7.2)

5.7. Income taxes
Income tax expenses recognized in the Consolidated Statements of Profit or Loss

	September 30,
EUR million	2021	2020	2019
Current income taxes	(1.7)	(0.5)	(0.1)
Deferred income taxes	0.1	2.4	3.7

Total	(1.6)	1.9	3.6

The current income tax expenses and income are as follows:

	September 30,
EUR million	2021	2020	2019
Earnings before taxes	(43.6)	(27.6)	(39.5)

Expected income tax rate (of the parent company)	30.2%	33.0%	33.0%
Income tax benefits based on the expected income tax rate	13.2	9.1	13.0
Increase (decrease) in income tax expense due to:
Differences between the company’s domestic and foreign tax rates	0.1	(0.9)	(1.0)
Tax rate changes	0.0	0.0	0.0
Non-deductible operating expenses	(0.5)	(0.4)	(0.5)
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	(14.2)	(5.5)	(7.1)
Other	(0.2)	(0.4)	(0.8)

Total income tax benefit (expense)	(1.6)	1.9	3.6

Effective tax rate	(3.7)%	6.9%	9.1%
The tax rate used to calculate the expected tax income corresponds to the tax rate of SIGNA Sports United GmbH, Berlin/Germany, and consists of the corporate tax rate including the solidarity surcharge of 15.83% (2020 and 2019: 15.83%) and a trade tax rate of 14.35% (2020 and 2019: 17,15%). The reduction of the trade tax rate is due to the change of the registered office from SIGNA Sports United GmbH from Munich to Berlin.
5.8. Earnings per share (“EPS”)
Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of common shares outstanding during the year.
Basic earnings/(loss) per share is computed using the weighted-average number of outstanding shares during the period. Diluted loss per share is computed using the weighted-average number of outstanding shares and excludes all potential shares outstanding during the period, as their inclusion would be anti-dilutive. The Group’s potential shares consist of the assumed exercise of share options as of September 30, 2021.

The calculation of earnings/(loss) per share is as follows:

	September 30,
EUR million	2021	2020	2019
Earnings
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity	(46.0)	(24.8)	(32.8)
Number of shares in millions
Weighted average number of ordinary shares for the purposes of basic earnings per share	17.6	17.6	13.6
Basic and diluted loss per share in EUR	(2.6)	(1.4)	(2.4)
Weighted average number of ordinary shares:

	September 30,
in millions of shares	2021	2020	2019
Issued ordinary shares at October 1	17.6	17.3	5.2
Effect of shares issued in March 2019	—	—	7.0
Effect of shares issued in September 2019	—	—	1.4
Effect of shares issued in October 2019	—	0.3	—
Effect of shares issued in September 2021	0.0	—	—

Weighted average number of ordinary shares at September 30	17.6	17.6	13.6

The number of ordinary shares reflects the increase of SSU share capital described in Note 7 as of the settlement date of the liabilities but did not have any impact on the EPS figure.
Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	September 30,
in millions of shares	2021	2020	2019
Employee options	1.3	0.0	0.0
Convertible loan	1.6	1.6	—